Guggenheim Active INvestment Series GAINS Limited Duration Fund Investment Objectives and Goals - Guggenheim Active INvestment Series GAINS Limited Duration Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Guggenheim Active INvestment Series (GAINS) - Limited Duration Fund (the “Fund”) seeks to provide total return, comprised of current income and capital appreciation.